Financial result - Additional Information (Details) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 $ / shares	Mar. 31, 2022 € / shares
Statements [Line Items]
Change in fair value of warrant liabilities | €	€ (2,786)	€ (2,722)	€ 13,743	€ (3,936)
Bottom of range [member]
Statements [Line Items]
Exercise Price of Warrants or Rights | € / shares						€ 1.58
Top of range [member]
Statements [Line Items]
Exercise Price of Warrants or Rights | $ / shares					$ 1.96